Redeemable Convertible and Convertible Preferred Stock - Schedule of convertible preferred stock prior to conversion in to common stock - After Reorganization (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Series A Preferred Stock
Temporary Equity [Line Items]
CONVERSION PRICE	$ 7.2247	$ 7.2247
Series B-1 Preferred Stock
Temporary Equity [Line Items]
CONVERSION PRICE	5.1330
Series B-2 Preferred Stock
Temporary Equity [Line Items]
CONVERSION PRICE	5.1330
Series B3 Preferred Stock [Member]
Temporary Equity [Line Items]
CONVERSION PRICE	5.1330
Series C1 Preferred Shares
Temporary Equity [Line Items]
CONVERSION PRICE	6.7285
Series D Preferred Stock
Temporary Equity [Line Items]
CONVERSION PRICE	$ 7.9814